Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-II
Statement to Securityholders
Determination Date: October 09, 2019

Payment Date	10/15/2019
Collection Period Start	8/1/2019
Collection Period End	9/30/2019
Interest Period Start	9/18/2019
Interest Period End	10/14/2019

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$291,000,000.00	$91,387,199.35	$199,612,800.65	0.685955	Sep-20
Class A-2 Notes	$494,000,000.00	$—	$494,000,000.00	1.000000	Sep-22
Class A-3 Notes	$459,000,000.00	$—	$459,000,000.00	1.000000	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$1,410,746,000.00	$91,387,199.35	$1,319,358,800.65

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,410,746,433.50	$1,322,885,666.73	0.937720
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,410,746,433.50	$1,322,885,666.73
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$433.50	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$291,000,000.00	2.13163%	ACT/360	$465,228.25
Class A-2 Notes	$494,000,000.00	2.06000%	30/360	$763,230.00
Class A-3 Notes	$459,000,000.00	1.92000%	30/360	$660,960.00
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$182,900.34
Class B Notes	$14,108,000.00	2.16000%	30/360	$22,854.96
Class C Notes	$14,108,000.00	2.36000%	30/360	$24,971.16
Class D Notes	$14,108,000.00	2.69000%	30/360	$28,462.89
Total Notes	$1,410,746,000.00			$2,148,607.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,410,746,433.50	$1,322,885,666.73
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,410,746,433.50	$1,322,885,666.73
Number of Receivable Outstanding	72,214	70,110
Weight Average Contract Rate	4.67%	4.67%
Weighted Average Remaining Term (months)	59	57

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$10,821,050.09
Principal Collections	$87,699,042.05
Liquidation Proceeds	$20,553.82
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$98,540,645.96
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$98,540,645.96

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$2,351,244.06	$2,351,244.06	$—	$—	$96,189,401.90
Interest - Class A-1 Notes	$465,228.25	$465,228.25	$—	$—	$95,724,173.65
Interest - Class A-2 Notes	$763,230.00	$763,230.00	$—	$—	$94,960,943.65
Interest - Class A-3 Notes	$660,960.00	$660,960.00	$—	$—	$94,299,983.65
Interest - Class A-4 Notes	$182,900.34	$182,900.34	$—	$—	$94,117,083.31
First Allocation of Principal	$45,536,333.27	$45,536,333.27	$—	$—	$48,580,750.04
Interest - Class B Notes	$22,854.96	$22,854.96	$—	$—	$48,557,895.08
Second Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$34,449,895.08
Interest - Class C Notes	$24,971.16	$24,971.16	$—	$—	$34,424,923.92
Third Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$20,316,923.92
Interest - Class D Notes	$28,462.89	$28,462.89	$—	$—	$20,288,461.03
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$6,180,461.03
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,180,461.03
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$2,653,594.95
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,653,594.95
Remaining Funds to Certificates	$2,653,594.95	$2,653,594.95	$—	$—	$—
Total	$98,540,645.96	$98,540,645.96	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,410,746,433.50	$1,322,885,666.73
Note Balance	$1,410,746,000.00	$1,319,358,800.65
Overcollateralization (Adjusted Pool Balance - Note Balance)	$433.50	$3,526,866.08
Target Overcollateralization Amount	$—	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	33	$161,724.72
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	9	$20,553.82
Monthly Net Losses (Liquidation Proceeds)			$141,170.90
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$141,170.90
Cumulative Net Loss Ratio			0.01%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	74	$1,609,332.02
60-89 Days Delinquent	0.01%	8	$153,297.74
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.13%	82	$1,762,629.76

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	6	$109,782.21
Total Repossessed Inventory	5	$83,950.29

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	8	$153,297.74
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		N/A
Second Preceding Collection Period		N/A
Preceding Collection Period		N/A
Current Collection Period		0.01%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No